Trade payables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade payables
Payables	€ 4,102	€ 1,873
Invoices to be received	2,053	3,112
Total trade payables	€ 6,155	€ 4,985